RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 5 – RELATED PARTY TRANSACTIONS

NOTES PAYABLE – Related Party

Notes payable – Related party as of March 31, 2026 and December 31, 2025 consists of the following:

March 31, 2026	December 31, 2025
$6,910	$6,910
23,247	23,247
38,628	38,628
$68,785	$68,785

As of March 31, 2026 and December 31, 2025, the Company had various promissory notes due to officers and shareholders amounting to $68,785. The notes carry an interest rate of 0% and are due upon demand.

Due to related Party

As of March 31, 2026 and December 31, 2025, the Company had amount due to related parties of $5,293 and $5,293, respectively. These advances carry 0% and are due upon demand.

NOTE 5 – RELATED PARTY TRANSACTIONS

The Company has historically engaged in and may continue to engage in certain business transactions with related parties, including the issuance of notes payable. Transactions involving related parties cannot be presumed to be carried out on an arm’s length basis due to the absence of free market forces that naturally exist in business dealings between two or more unrelated entities. Related party transactions may not always be favorable to our business and may include terms, conditions and agreements that are not necessarily beneficial to or in best interest of our company.

NOTES PAYABLE – Related Party

Notes payable – Related party as of December 31, 2025 and 2024 consists of the following:

December 31, 2025	December 31, 2024
$6,910	$6,910
23,247	23,247
38,628	38,628
$68,785	$68,785

As of December 31, 2025 and 2024, the Company had various promissory notes due to officers and shareholders amounting to $68,785. The notes carry an interest rate of 0% and are due upon demand.

Due to related Party

As of December 31, 2025 and 2024, the Company had amount due to related parties of $5,293 and $5,293, respectively. These advances carry 0% and are due upon demand.